November 1, 2020
Summary
Prospectus
Victory Integrity Small-Cap Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
VSCVX	MCVSX	—	MRVSX	MVSSX	VSVIX
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
Before you invest, you may want to review the Fund’s Statutory Prospectus and Statement of Additional Information, both of which are dated November 1, 2020 and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.
You can find the Fund’s Prospectus and other information about the Fund online at www.VictoryFunds.com.
You may also obtain this information at no cost by calling 800-539-FUND (800-539-3863) or by sending an e–mail request to VictoryMail@VCM.com.
You may also obtain this information at no cost from your financial intermediary.
VictoryFunds.com
800-539-FUND (800-539-3863)

Integrity Small-Cap Value Fund Summary
Investment Objective
The Victory Integrity Small-Cap Value Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.37%	0.39%	0.50%	0.11%	0.25%
Total Annual Fund Operating Expenses	1.48%	2.25%	1.86%	0.97%	1.11%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	(0.11)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.48%	2.25%	1.75%	0.97%	1.11%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.50%, 2.35% and 1.75% of the Fund’s Class A, Class C and Class R shares, respectively, through at least October 31, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

Integrity Small-Cap Value Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,016	$1,336	$2,242
Class C (If you do not sell your shares at the end of the period)	$228	$703	$1,205	$2,585
Class C (If you sell your shares at the end of the period)	$328	$703	$1,205	$2,585
Class R	$178	$574	$996	$2,171
Class R6	$99	$309	$536	$1,190
Class Y	$113	$353	$612	$1,352
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategy
Victory Capital Management Inc. (“Adviser”) pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities of small-capitalization companies.
Small-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2000® Index ($48.0 million to $5.8 billion as of September 30, 2020). The size of companies in the index changes with market conditions and the composition of the index.
The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Integrity Small-Cap Value Fund Summary
Small Capitalization Stock Risk — Small capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Risk — To the extent the Fund focuses in one or more sectors, such as the financials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Integrity Small-Cap Value Fund Summary
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
The performance figures for Class A, C, R, R6 and Y shares reflect the historical performance prior to October 31, 2014 of, respectively, the Class A, C, R, R6 and Y shares of the Munder Veracity Small-Cap Value Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management and sub-advised by Integrity Asset Management, LLC) (“Munder Fund”). The Fund’s performance has not been restated to reflect any differences in the expenses of the Munder Fund. The historical performance for the Munder Fund’s Class A and Y shares in the bar chart and table below for the periods prior to May 14, 2011 is that of the Class R and I shares, respectively, of the Veracity Small Cap Value Fund (the predecessor to the Munder Fund) (“Veracity Fund”). The performance for Class A and Y shares have not been restated to reflect any difference in the expenses of the Veracity Fund’s Class R and I shares, respectively. The performance for Class C and R shares in the table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of these classes.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Integrity Small-Cap Value Fund Summary

The year-to-date return of the Fund’s Class A shares as of September 30, 2020, was -27.79%.
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.81%	December 31, 2011
Lowest Quarter	-21.93%	September 30, 2011

Average Annual Total Returns (For the Periods Ended December 31, 2019)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A Before Taxes	15.57%	3.89%	10.05%
CLASS A After Taxes on Distributions	15.45%	2.86%	8.41%
CLASS A After Taxes on Distributions and Sale of Fund Shares	9.30%	2.90%	7.58%
CLASS C Before Taxes	20.79%	4.41%	9.95%
CLASS R Before Taxes	22.31%	4.87%	10.45%
CLASS R6 Before Taxes	23.28%	5.68%	11.98%[1]
CLASS Y Before Taxes	23.08%	5.51%	11.04%
Index
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes.	22.39%	6.99%	10.56%
1
Inception date of Class R6 is June 4, 2012.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
The Adviser serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Integrity Asset Management (“Integrity”) investment franchise.

Integrity Small-Cap Value Fund Summary
Portfolio Managers
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since inception
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since inception
Adam I. Friedman	Senior Portfolio Manager	Since inception
Joe A. Gilbert, CFA	Portfolio Manager	Since inception
J. Bryan Tinsley, CFA	Portfolio Manager	Since inception
Michael P. Wayton	Portfolio Manager	Since November 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
VF-ISCV-SUMPRO (11/20)